Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended		60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025		May 31, 2025	May 31, 2025
C000244001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)
Average Annual Return, Percent	8.66%	10.82%	[1]
C000244002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)
Average Annual Return, Percent	8.82%	10.94%	[2]
C000244000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)
Average Annual Return, Percent	8.67%			13.95%	8.44%
C000243218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Value Fund (QRVLX)
Average Annual Return, Percent	4.91%			13.67%	10.23%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	13.52%			15.94%	12.86%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.12%	12.00%	[1],[2]	15.34%	12.21%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	5.04%			13.97%	9.79%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	(1.14%)	6.95%	[1],[2]	12.03%	6.22%

[1]	Advisor Class commenced operations on December 1, 2020.
[2]	Institutional Class commenced operations on December 1, 2020.